UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03061 )

Exact name of registrant as specified in charter: Putnam Global Natural Resources Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam Global Natural Resources Fund

The fund's portfolio
11/30/06 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Basic Materials (0.6%)
BHP Billiton, Ltd. (Australia)	174,112	$3,603,330

Building Materials (0.8%)
Vulcan Materials Co. (S)	55,300	4,906,216

Chemicals (7.9%)
Asahi Kasei Corp. (Japan)	638,000	4,117,729
BASF AG (Germany)	102,850	9,501,237
E.I. du Pont de Nemours & Co.	338,454	15,883,646
Imperial Chemical Industries PLC (United Kingdom)	1,191,780	9,748,286
PPG Industries, Inc.	94,600	6,082,780
Rohm & Haas Co.	110,400	5,765,088
		51,098,766

Coal (0.5%)
China Shenhua Energy Co., Ltd. Class H (China)	1,964,000	3,797,609

Construction (0.6%)
Martin Marietta Materials, Inc. (S)	41,881	4,159,202

Containers (1.2%)
Owens-Illinois, Inc. (NON)	404,082	7,637,150

Energy (14.8%)
BJ Services Co.	508,100	17,158,537
Grant Prideco, Inc. (NON)	234,800	10,288,936
Halliburton Co.	602,396	20,324,841
Noble Corp.	78,805	6,087,686
Pride International, Inc. (NON)	376,406	12,154,150
Rowan Cos., Inc.	266,575	9,602,032
Saipem SpA (Italy)	433,400	10,958,688
Weatherford International, Ltd. (NON)	216,322	9,715,021
		96,289,891

Engineering & Construction (1.3%)
Chiyoda Corp. (Japan)	303,000	5,733,281
KBR, Inc. (NON) (S)	125,000	2,767,500
		8,500,781

Metals (9.3%)
Alcoa, Inc.	254,300	7,926,531
BHP Billiton PLC (United Kingdom)	287,837	5,498,524
Freeport-McMoRan Copper & Gold, Inc. Class B	98,000	6,161,260
IPSCO, Inc. (Canada)	36,900	3,766,626
POSCO (South Korea)	19,330	6,076,391
Rio Tinto PLC (United Kingdom)	125,782	6,732,430
Salzgitter AG (Germany) (NON)	38,513	4,635,265
Teck Cominco, Ltd. Class B (Canada)	58,215	4,389,206
TMK OAO 144A GDR (Russia) (NON)	27,704	817,268
United States Steel Corp. (S)	89,760	6,713,150
Xstrata PLC (Switzerland)	95,800	4,294,754
Zinifex, Ltd. (Australia)	265,688	3,569,962
		60,581,367

Oil & Gas (59.7%)
Apache Corp.	342,431	23,946,200
BP PLC (United Kingdom)	3,130,071	35,452,083
Canadian Natural Resources, Ltd. (Canada)	109,652	5,947,129
Devon Energy Corp.	321,474	23,586,547
EOG Resources, Inc.	219,872	15,507,572
Exxon Mobil Corp. (SEG)	999,472	76,769,445
Fred Olsen Energy ASA 144A (Norway) (NON)	47,000	2,127,560
Gazprom (Russia)	555,493	6,511,786
Hess Corp.	373,686	18,785,195
Lukoil ADR (Russia)	100,433	9,008,840
Marathon Oil Corp.	275,699	26,020,472
MOL Magyar Olaj-es Gazipari Rt. ADR (Hungary) (NON)	42,792	4,832,208
Newfield Exploration Co. (NON)	237,321	11,811,466
Occidental Petroleum Corp.	520,806	26,217,374
Petroplus Holdings AG 144A (Switzerland) (NON)	25,040	1,317,104
Statoil ASA (Norway)	372,500	10,385,748
TonenGeneral Sekiyu KK (Japan) (S)	398,000	4,102,419
Total SA (France)	363,076	25,855,832
Total SA ADR (France) (S)	242,738	17,346,057
Valero Energy Corp.	374,954	20,648,717
XTO Energy, Inc.	418,066	21,154,140
		387,333,894

Shipping (1.7%)
Overseas Shipholding Group (S)	189,600	10,913,376

Tire & Rubber (0.6%)
JSR Corp. (Japan)	160,200	4,013,997

Total common stocks (cost $457,894,073)		$642,835,579

SHORT-TERM INVESTMENTS (4.7%)(a)
	Principal
	amount/shares	Value

Putnam Prime Money Market Fund (e)	3,900,613	$3,900,613
Short-term investments held as collateral for loaned
securities with yields ranging from 5.26% to 5.44% and
due dates ranging from December 1, 2006 to
January 19, 2007 (d)	$26,404,757	26,359,275

Total short-term investments (cost $30,259,888)		$30,259,888

TOTAL INVESTMENTS

Total investments (cost $488,153,961) (b)		$673,095,467

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/06 (aggregate face value $34,195,850) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	depreciation

Australian Dollar	$1,031,337	$1,003,943	1/17/07	$27,394
British Pound	12,471,124	11,944,963	12/20/06	526,161
Canadian Dollar	19,652,565	19,898,884	1/17/07	(246,319)
Swedish Krona	521,294	490,248	12/20/06	31,046
Swiss Franc	878,580	857,812	12/20/06	20,768

Total				$359,050

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/06 (aggregate face value $59,950,251) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	depreciation

Euro	$42,313,066	$41,083,513	12/20/06	$(1,229,553)
Hong Kong Dollar	3,320,206	3,321,019	2/21/07	813
Japanese Yen	10,031,218	9,947,539	2/21/07	(83,679)
Norwegian Krone	5,840,738	5,598,180	12/20/06	(242,558)

Total				$(1,554,977)

FUTURES CONTRACTS OUTSTANDING at 11/30/06 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	3	$1,052,175	Dec-06	$64

NOTES

(a) Percentages indicated are based on net assets of $649,222,898.

(b) The aggregate identified cost on a tax basis is $488,239,227, resulting in gross unrealized appreciation and depreciation of $190,127,627 and $5,271,387, respectively, or net unrealized appreciation of $184,856,240.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At November 30, 2006, the value of securities loaned amounted to $25,603,162. Certain of these securities were sold prior to period-end. The fund received cash collateral of $26,359,275 which is pooled with collateral of other Putnam funds into 49 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $37,453 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $30,114,585 and $31,819,779, respectively.

(S) Securities on loan, in part or in entirety, at November 30, 2006.

At November 30, 2006, liquid assets totaling $4,371,782 have been designated as collateral for open forward contracts and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at November 30, 2006: (as a percentage of Portfolio Value)

Australia	1.1%
Canada	2.2
China	0.6
France	6.7
Germany	2.2
Hungary	0.7
Italy	1.7
Japan	2.8
Norway	1.9
Russia	2.5
South Korea	0.9
Switzerland	0.9
United Kingdom	8.9
United States	66.9

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Natural Resources Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007